GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXX	6742482	XXXX		XXXX	XXXX	XXXX	XXXX	First Time Home Purchase, as defined by XXXX	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Valuation	Value is supported within 10% of original appraisal amount			1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.
XXXX	6742482	XXXX		XXXX	XXXX	XXXX	XXXX	First Time Home Purchase, as defined by XXXX	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Compliance	QM - Rebuttable Presumption (HPML)	Resolved		1	Compliance
QM - Rebuttable Presumption (HPML). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 6.800%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.
																										Not Assigned
XXXX	6742482	XXXX		XXXX	XXXX	XXXX	XXXX	First Time Home Purchase, as defined by XXXX	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Compliance	TRID CD- Closing Information/Closing Date	Acknowledged		2	Compliance	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)
XXXX	6742482	XXXX		XXXX	XXXX	XXXX	XXXX	First Time Home Purchase, as defined by XXXX	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines			1	Credit	The loan meets all applicable credit guidelines.
XXXX	6914111	XXXX		XXXX	XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines			1	Credit	The loan meets all applicable credit guidelines.
XXXX	6914111	XXXX		XXXX	XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Compliance	TRID - PR Revised CD - Waiting Period	Resolved		1	Compliance
Revised Closing Disclosure Waiting Period Required: This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummationdate, or closing / settlement date if no consummation date is provided, of the transaction. The CD issuedXX/XX/XXXX was acknowledged on XX/XX/XXXX and therefore was not received 3 business days prior to the consummation date, XX/XX/XXXX.
																						Revised CD provided	Rebuttal (XX/XX/XXXX XXXXAM)			Not Assigned	The documentation provided is sufficient to cure the finding. (Resolved)	Response (XX/XX/XXXX XXXXAM)
XXXX	6914111	XXXX		XXXX	XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Compliance	QM - Rebuttable Presumption (HPML)	Resolved		1	Compliance
The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 6.170%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no acknowledegement that the borrower actually received the appraisal at least 3 business days prior to closing.
																						Disagree--this is a QM loan and QM loans are exempt from the appraisal timing rules.	Rebuttal (XX/XX/XXXX XXXXAM)			Not Assigned	The loan was determined to be a QM loan, which is exempt from the appraisal rule. (Resolved)	Response (XX/XX/XXXX XXXXPM)
XXXX	6914111	XXXX		XXXX	XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Compliance	Federal Testing	Resolved		1	Compliance
This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX%. The APR threshold is 6.170%. The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no acknowledgement that the borrower actually received the appraisal at least 3 business days prior to closing.
																						Disagree--this is a QM loan and QM loans are exempt from the appraisal timing rules.Disagree--this is a QM loan and QM loans are exempt from the appraisal timing rules.	Rebuttal (XX/XX/XXXX XXXXAM)Rebuttal (XX/XX/XXXX XXXXAM)			Not Assigned	The loan was determined to be a QM loan, which is exempt from the appraisal rule. (Resolved)	Response (XX/XX/XXXX XXXXPM)
XXXX	6914111	XXXX		XXXX	XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	Acknowledged		2	Compliance	The PCCD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)
XXXX	6914111	XXXX		XXXX	XXXX	XXXX	XXXX	Other-than-first-time Home Purchase	Owner Occupied	XX/XX/XXXX	XX	XXXX	Underwriting Client Review Complete	XX/XX/XXXX	Valuation	Value is supported within 10% of original appraisal amount			1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.